Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Carrying value and fair value of financial assets

Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2020		December 31, 2019
Classification ($000s)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets at fair value through profit or loss	34,510	34,510	33,251	33,251
Financial assets at amortized cost	9,996	9,996	10,681	10,681
Financial liabilities at fair value through profit or loss	398	398	217	217
Financial liabilities at amortized cost	45,145	45,248	69,197	69,695

Carrying value and fair value of financial liabilities

Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2020		December 31, 2019
Classification ($000s)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets at fair value through profit or loss	34,510	34,510	33,251	33,251
Financial assets at amortized cost	9,996	9,996	10,681	10,681
Financial liabilities at fair value through profit or loss	398	398	217	217
Financial liabilities at amortized cost	45,145	45,248	69,197	69,695

Schedule of outstanding derivative commodity contract positions

The following table summarizes TransGlobe’s outstanding derivative commodity contract positions as at December 31, 2020, the fair values of which have been presented on the Consolidated Balance Sheet:

Financial Brent crude oil contracts
Period Hedged	Contract	Remaining Volume (bbl)	Monthly Volume (bbl)	Bought Put US$/bbl	Sold Call US$/bbl	Sold Put US$/bbl
Jan 2021 - Jun 2021	3-Way Collar	300,000	50,000	48.00	53.25	40.00

Financial AECO natural gas contracts
Period Hedged	Contract	Remaining Volume (GJ)	Daily Volume (GJ)	Swap C$/GJ
Jan 2021 - Dec 2021	Swap	1,387,000	3,800	2.76

Subsequent to year-end, the Company entered into the following Brent crude oil derivative commodity contract position:

Period Hedged	Contract	Remaining Volume (bbl)	Monthly Volume (bbl)	Bought Put US$/bbl	Sold Call US$/bbl	Sold Put US$/bbl
Feb 2021 - Dec 2021	3-Way Collar	550,000	50,000	50.00	60.00	40.00

Schedule of loss on financial instruments

The gains and losses on financial instruments for 2020 and 2019 are comprised as follows:

	Years Ended December 31
($000s)	2020	2019
Realized derivative (gain) loss during the year	(6,801)	1,259
Unrealized derivative loss on commodity contracts outstanding at year end	180	1,586
(Gain) loss on financial instruments	(6,621)	2,845

Information about credit quality of neither past due nor impaired financial assets [text block]

Trade and other receivables are analyzed in the table below.

($000s)	December 31, 2020	December 31, 2019
Neither impaired nor past due	6,542	3,636
Not impaired and past due in the following period:
Within 30 days	2,255	226
31-60 days	34	131
61-90 days	510	5,672
Over 90 days	655	1,016
Accounts receivable	9,996	10,681

Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The following are the contractual maturities of financial liabilities at December 31, 2020:

		Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	21,667	21,667	-	-	-
Long-term debt[3]	Yes-Liability	21,567	15,000	6,567	-	-
Lease obligations[4]	Yes-Liability	2,243	1,760	483	-	-
Drilling commitment	No	1,000	-	1,000	-	-
Other long-term liabilities	Yes-Liability	544	-	544	-	-
Derivative commodity contracts	Yes-Liability	398	398	-	-	-
Equipment and facility leases (short-term)[5]	No	21	21	-	-	-
Total		47,440	38,846	8,594	-	-
[1]	Payments exclude ongoing operating costs, and finance costs.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2020 exchange rates.
[3]	Excludes deferred financing costs of $0.1 million.

[4] These amounts include the notional principal and interest payments.

[5]	Equipment leases include one facility contract.
The principal commitments of the Company are as follows:
		Payment Due by Period[1,2]
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	21,667	21,667	-	-	-
Long-term debt[3]	Yes-Liability	21,567	15,000	6,567	-	-
Lease obligations[4]	Yes-Liability	2,243	1,760	483	-	-
Drilling commitment	No	1,000	-	1,000	-	-
Other long-term liabilities	Yes-Liability	544	-	544	-	-
Derivative commodity contracts	Yes-Liability	398	398	-	-	-
Equipment and facility leases (short-term)[5]	No	21	21	-	-	-
Total		47,440	38,846	8,594	-	-

[1]	Payments exclude ongoing operating costs, and finance costs.
[2]	Payments denominated in foreign currencies have been translated at December 31, 2020 exchange rates.
[3]	Excludes deferred financing costs of $0.1 million.
[4]	These amounts include the notional principal and interest payments.
[5]	Equipment leases include one facility contract.

Disclosure of objectives, policies and processes for managing capital [text block]

The Company defines and computes its capital as follows:

($000s)	2020	2019
Long-term debt, including the current portion (net of unamortized transaction costs)	21,464	37,041
Current assets	(53,864)	(65,786)
Current liabilities, excluding the current portion of long-term debt	23,618	33,592
Net debt obligations	(8,782)	4,847
Shareholders’ equity	138,295	214,490
Total capital	129,513	219,337